Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Prepaid port agent advances	$ 1,340	$ 604
Third party - prepaid vessel operating expenses	1,682	565
Prepaid insurance	440	861
Other prepaid expenses	2,393	1,410
Current prepayments and other current assets	10,072	9,230
Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	4,217	5,790
Prepaid vessel operating expenses - SSM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	4,210	5,375
Prepaid expense - related party port agents | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	1	385
Prepaid expense - SCM | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	6	26
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Prepaid expenses and other current assets - related parties	$ 0	$ 4